Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment, net consisted of the following:

	As of March 31, 2014	As of June 30, 2013
Land	$254	$254
Leasehold improvements	2,023	1,604
Machinery and equipment	11,231	7,320
Furniture and fixtures	1,505	1,379
Construction in process	993	1,683

	16,006	12,240
Less accumulated depreciation	(6,652)	(5,592)

	$9,354	$6,648

Depreciation expense was $445 and $280 for the three months ended March 31, 2014 and March 31, 2013 and $1,127 and $838 for the nine months ended March 31, 2014 and March 31, 2013, respectively, substantially all of which was recorded in cost of goods sold.

3. Property and Equipment

Property and equipment, net consisted of the following:

	As of June 30,
	2012	2013
Land	$254	$254
Leasehold improvements	1,085	1,604
Machinery and equipment	5,328	7,320
Furniture and fixtures	1,114	1,379
Construction in process	1,581	1,683

	9,362	12,240
Less accumulated depreciation	(4,502)	(5,592)

	$4,860	$6,648

Depreciation expense was $821, $895 and $1,090 for fiscal years ended June 30, 2011, 2012 and 2013, respectively, substantially all of which was recorded in cost of goods sold.

Sale-Leaseback Transaction

In March 2008, the Company sold its two primary manufacturing and office facilities for a total of $18,250, which resulted in a gain of $726. Expenses incurred related to the sale were $523. Simultaneous with the sale, the Company entered into an agreement to lease back the buildings for an initial term of 20 years. The net gain on this transaction of $203 has been deferred and is being amortized over the initial lease term. For each of the fiscal years ended June 30, 2011, 2012 and 2013, $11 of the realized gain was recognized.